Stock Option Reserve (Details 2) - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
PBI 2021 Equity Incentive Plan [Member]
Statements [Line Items]
Balance
Granted	868,000
Expired or forfeited
Balance	868,000
Exercisable as at end	116,666
PBI 2013 Option Plan [Member]
Statements [Line Items]
Balance	2,980	5,959
Granted
Expired or forfeited	(2,980)	(2,979)
Balance		2,980
Exercisable as at end		2,980
iOx Option Plan (Subsidiary Plan) [Member]
Statements [Line Items]
Balance	2,599	2,599
Granted
Expired or forfeited	(675)
Balance	1,924	2,599
Exercisable as at end	1,604	1,643